Fees Summary	Apr. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 253,000
Previously Paid Amount	0.00
Total Fee Amount	38.73
Total Offset Amount	0.00
Net Fee	38.73
Narrative - Max Aggregate Offering Price	$ 253,000
Final Prospectus	true